Other Financial Assets - Summary of Other Financial Assets (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Financial asset at fair value through profit or loss	¥ 215,571
Note receivables	40,387
Total other financial assets	¥ 255,958